Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Balance Sheet/ Cash Flow Narrative (Details) - USD ($) $ in Millions		3 Months Ended				6 Months Ended
		Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of depreciation, depletion and amortisation [Line Items]
Property, plant and equipment			$ 186,461			$ 186,461		$ 185,219
Deferred tax			12,921			12,921		13,505
Decommissioning and other provisions			5,234			5,234		4,469
Decrease (increase) in emissions instruments			979	$ 652	$ 620
Adjustments for reversal (increase) in recycled currency translation losses (gains)			439	255	(96)
(Gain)/loss reclassified to profit or loss			9	92	1,104	101	$ 1,092
Dividends received from joint ventures and associates	[1]		2,361	$ 523	$ 792	2,884	$ 1,530
Cash and cash equivalents in sold business			216
Joint venture | Upstream
Disclosure of depreciation, depletion and amortisation [Line Items]
Dividends received from joint ventures and associates			1,727
Assets and liabilities classified as held for sale
Disclosure of depreciation, depletion and amortisation [Line Items]
Property, plant and equipment			9,759			9,759		8,283
Deferred tax			3,312			3,312		2,042
Decommissioning and other provisions			$ 3,165			$ 3,165		$ 3,053
Forecast
Disclosure of depreciation, depletion and amortisation [Line Items]
Proportion of ownership interest in joint venture		50.00%

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.